INCOME TAXES - Earnings (Losses) By Jurisdiction (Details)	9 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Income Taxes
Earnings before income taxes	$ 8,798,446	¥ 57,245,329	¥ 65,939,737	¥ 28,627,579	¥ 44,972,666
Cayman Islands and British Virgin Islands
Income Taxes
Earnings before income taxes		(42,757,651)		(7,439,119)	(23,126,473)
PRC
Income Taxes
Earnings before income taxes		100,040,452		36,100,641	68,147,366
HKSAR
Income Taxes
Earnings before income taxes		¥ (37,472)		¥ (33,943)	¥ (48,227)